Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000032340
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Institutional Shares
Trading Symbol	EGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	https://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Institutional Shares	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund was up +7.45% (Institutional shares) and up +7.04% (Retail shares) over the trailing twelve-month period ending September 30, 2025. The S&P 500® Total Return Index was up +17.6% and the S&P 500® Growth Index was up +26.91% in the same period. For the six-month period ending September 30, 2025, the Fund performance was up +14.35% (Institutional shares) and up +14.15% (Retail shares). In the same six-month period, the S&P 500 Total Return Index was up +19.96% and the S&P 500 Growth Index was up +30.60%.

Over the last twelve months, the three largest contributors were Netflix Inc., NVIDIA Corp., and Broadcom Inc.

Netflix continued to execute well during the year, with revenue growth supported by rising paid membership, price increases, and early contributions from its advertising tier. Disciplined cost management and content amortization drove margin expansion and earnings growth. While engagement trends moderated amid heavier marketing and content spend, the company’s second-half slate and scaling ad business provided renewed momentum. We believe Netflix’s scale, pricing power, and expanding advertising capabilities position it for durable long-term growth. NVIDIA was again a leading contributor as demand for AI and data-center GPUs remained strong throughout the year. Sustained hyperscaler and sovereign investment, combined with anticipation for the upcoming Blackwell and Rubin architectures, reinforced NVIDIA’s position as a leader in AI infrastructure. We continue to view NVIDIA as one of the beneficiaries of the multi-year buildout of global AI compute capacity and believe it is well-positioned to capture the next chapter of AI growth – what management calls “physical AI”, encompassing humanoid robotics, autonomous vehicles, and other edge applications. Broadcom benefited from the same AI trends driving the broader semiconductor industry. The company’s growing custom-silicon programs and balanced mix across AI, networking, and traditional semiconductors underscore its resilience and execution strength. We initiated our position earlier in the fiscal year following a market pullback and continue to see a long runway for growth as AI infrastructure spending expands globally.

Over the last twelve months, the three largest detractors were The Trade Desk Inc., Adobe Inc., and Danaher Corp. The Trade Desk underperformed following disappointing results and execution challenges. Growth decelerated meaningfully as management faced a complicated rollout of its new Kokai platform and additional leadership turnover. Given near-term uncertainty and slower client adoption, we chose to exit our position. Adobe shares declined amid investor concerns about competitive pressures in AI-driven creativity tools and a slower pace of product monetization. Despite solid results in late 2024, the company’s growth outlook moderated to the low double digits, and we saw limited near-term catalysts. We exited the position, reallocating capital toward higher-conviction opportunities. Danaher’s shares weakened following a softer 2025 outlook and slower-than-expected recovery in its bioprocessing business. Organic growth in FY25 came in below expectations, reflecting temporary headwinds in China and timing issues in Life Sciences Tools. While Danaher remains a high-quality operator, we exited the position to prioritize holdings with greater growth visibility.

Edgewood maintains its commitment to investing in a concentrated portfolio of 22 high-quality, well-managed businesses. Edgewood’s investment strategy is to identify what it believes are the highest-quality companies through analyzing a company’s business model, competitive advantages, and management team to quantify the pace and durability of its growth rate. Owning only 22 stocks allows us to develop unmatched focus and specialized expertise. We deliberately moved away from owning the largest position in the large cap growth indices to target the future market leaders. Although this differentiated strategy has temporarily weighed on our performance recently, we maintain our conviction in our disciplined strategy and its ability to compound returns over the longer term.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Edgewood Growth Fund, Institutional Shares	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500 Growth Index (USD) (TR)Footnote Reference*
Oct/14	$100,000	$100,000	$100,000
Oct/15	$111,368	$105,200	$109,230
Oct/16	$113,758	$109,943	$112,140
Oct/17	$152,152	$135,925	$141,872
Oct/18	$170,980	$145,911	$158,109
Oct/19	$199,080	$166,814	$180,687
Oct/20	$267,358	$183,012	$224,863
Sep/21	$366,245	$244,426	$298,970
Sep/22	$204,625	$206,608	$235,863
Sep/23	$269,378	$251,271	$282,607
Sep/24	$364,381	$342,612	$398,754
Sep/25	$391,544	$402,904	$506,071

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,189,591,456
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 172,045,004
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,189,591,456	23	$172,045,004	42%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	2.4%
Consumer Discretionary	4.1%
Industrials	4.9%
Communication Services	9.7%
Health Care	15.0%
Financials	18.5%
Information Technology	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp.	7.8%
ASML Holding NV	7.8%
Netflix Inc.	6.9%
Synopsys Inc.	6.5%
Visa Inc., Cl A	6.2%
Broadcom Inc.	6.0%
Eli Lilly & Co.	5.8%
Blackstone Inc.	4.8%
Shopify Inc., Cl A	4.5%
ServiceNow Inc.	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	https://edgewoodfunds.com/document-library
C000032341
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Retail Shares
Trading Symbol	EGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	https://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Retail Shares	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund was up +7.45% (Institutional shares) and up +7.04% (Retail shares) over the trailing twelve-month period ending September 30, 2025. The S&P 500® Total Return Index was up +17.6% and the S&P 500® Growth Index was up +26.91% in the same period. For the six-month period ending September 30, 2025, the Fund performance was up +14.35% (Institutional shares) and up +14.15% (Retail shares). In the same six-month period, the S&P 500 Total Return Index was up +19.96% and the S&P 500 Growth Index was up +30.60%.

Over the last twelve months, the three largest contributors were Netflix Inc., NVIDIA Corp., and Broadcom Inc.

Netflix continued to execute well during the year, with revenue growth supported by rising paid membership, price increases, and early contributions from its advertising tier. Disciplined cost management and content amortization drove margin expansion and earnings growth. While engagement trends moderated amid heavier marketing and content spend, the company’s second-half slate and scaling ad business provided renewed momentum. We believe Netflix’s scale, pricing power, and expanding advertising capabilities position it for durable long-term growth. NVIDIA was again a leading contributor as demand for AI and data-center GPUs remained strong throughout the year. Sustained hyperscaler and sovereign investment, combined with anticipation for the upcoming Blackwell and Rubin architectures, reinforced NVIDIA’s position as a leader in AI infrastructure. We continue to view NVIDIA as one of the beneficiaries of the multi-year buildout of global AI compute capacity and believe it is well-positioned to capture the next chapter of AI growth – what management calls “physical AI”, encompassing humanoid robotics, autonomous vehicles, and other edge applications. Broadcom benefited from the same AI trends driving the broader semiconductor industry. The company’s growing custom-silicon programs and balanced mix across AI, networking, and traditional semiconductors underscore its resilience and execution strength. We initiated our position earlier in the fiscal year following a market pullback and continue to see a long runway for growth as AI infrastructure spending expands globally.

Over the last twelve months, the three largest detractors were The Trade Desk Inc., Adobe Inc., and Danaher Corp. The Trade Desk underperformed following disappointing results and execution challenges. Growth decelerated meaningfully as management faced a complicated rollout of its new Kokai platform and additional leadership turnover. Given near-term uncertainty and slower client adoption, we chose to exit our position. Adobe shares declined amid investor concerns about competitive pressures in AI-driven creativity tools and a slower pace of product monetization. Despite solid results in late 2024, the company’s growth outlook moderated to the low double digits, and we saw limited near-term catalysts. We exited the position, reallocating capital toward higher-conviction opportunities. Danaher’s shares weakened following a softer 2025 outlook and slower-than-expected recovery in its bioprocessing business. Organic growth in FY25 came in below expectations, reflecting temporary headwinds in China and timing issues in Life Sciences Tools. While Danaher remains a high-quality operator, we exited the position to prioritize holdings with greater growth visibility.

Edgewood maintains its commitment to investing in a concentrated portfolio of 22 high-quality, well-managed businesses. Edgewood’s investment strategy is to identify what it believes are the highest-quality companies through analyzing a company’s business model, competitive advantages, and management team to quantify the pace and durability of its growth rate. Owning only 22 stocks allows us to develop unmatched focus and specialized expertise. We deliberately moved away from owning the largest position in the large cap growth indices to target the future market leaders. Although this differentiated strategy has temporarily weighed on our performance recently, we maintain our conviction in our disciplined strategy and its ability to compound returns over the longer term.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Edgewood Growth Fund, Retail Shares	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500 Growth Index (USD) (TR)Footnote Reference*
Oct/14	$10,000	$10,000	$10,000
Oct/15	$11,092	$10,520	$10,923
Oct/16	$11,288	$10,994	$11,214
Oct/17	$15,032	$13,593	$14,187
Oct/18	$16,831	$14,591	$15,811
Oct/19	$19,517	$16,681	$18,069
Oct/20	$26,104	$18,301	$22,486
Sep/21	$35,628	$24,443	$29,897
Sep/22	$19,825	$20,661	$23,586
Sep/23	$25,990	$25,127	$28,261
Sep/24	$35,019	$34,261	$39,875
Sep/25	$37,484	$40,290	$50,607

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,189,591,456
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 172,045,004
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,189,591,456	23	$172,045,004	42%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	2.4%
Consumer Discretionary	4.1%
Industrials	4.9%
Communication Services	9.7%
Health Care	15.0%
Financials	18.5%
Information Technology	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp.	7.8%
ASML Holding NV	7.8%
Netflix Inc.	6.9%
Synopsys Inc.	6.5%
Visa Inc., Cl A	6.2%
Broadcom Inc.	6.0%
Eli Lilly & Co.	5.8%
Blackstone Inc.	4.8%
Shopify Inc., Cl A	4.5%
ServiceNow Inc.	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	https://edgewoodfunds.com/document-library